Employee defined contribution plan (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Employee defined contribution plan
Total amount expensed as incurred for employee benefits	$ 35,902	222,755	87,588	50,246